Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001927958
Registrant Name	AIRO Group Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES